UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

	Schedule of Investments
	June 30, 2012 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Consumer Services
295,000	Zipcar, Inc. *	3,460,350

Educational Services
61,150	Capella Education Co. *	2,125,574
135,275	Grand Canyon Education, Inc. *	2,832,659
309,350	Healthstream, Inc. *	8,043,100
Educational Services Total		13,001,333
Retail
107,500	Hibbett Sports, Inc. *	6,203,825
170,000	Stamps.com, Inc. *	4,193,900
Retail Total		10,397,725

Consumer Discretionary Sector Total		26,859,408	10.35%

Energy
Oil: Crude Producers
100,000	Contango Oil & Gas, Inc. *	5,920,000
Oil Well Equipment & Services
90,000	Carbo Ceramics, Inc.	6,905,700
23,225	Core Laboratories NV	2,691,778
Oil Well Equipment & Services Industry Total		9,597,478

Energy Sector Total		15,517,478	5.98%

Financial Services
Asset Management & Custodian
144,497	Westwood Holdings Group, Inc.	5,383,958
Financial Data & Systems
210,000	Advent Software, Inc. *	5,693,100
35,000	Factset Research Systems, Inc.	3,252,900
71,800	Morningstar, Inc.	4,152,912
Financial Information Services Total		13,098,912

Financial Services Sector Total		18,482,870	7.12%

Healthcare
Healthcare Services
112,425	Quality Systems, Inc.	3,092,812
99,500	National Research Corp.	5,208,825
Healthcare Services Total		8,301,637
Medical Equipment
190,000	Abaxis, Inc. *	7,030,000
Medical and Dental Instruments and Supplies
222,550	Align Technology, Inc. *	7,446,523
240,500	Meridian Bioscience, Inc.	4,920,630
150,000	Neogen Corp. *	6,930,000
44,000	TECHNE Corp.	3,264,800
Medical and Dental Instruments and Supplies Total		22,561,953
Pharmaceuticals & Biotech
490,000	Accelrys, Inc. *	3,964,100

Healthcare Sector Total		41,857,690	16.13%

Materials & Processing
Building Materials
240,000	Simpson Manufacturing Co., Inc.	7,082,400
Chemicals & Allied Products
170,000	Balchem Corp. Class-B	5,543,700

Materials & Processing Sector Total		12,626,100	4.87%

Producer Durables
Aerospace
100,000	AeroVironment, Inc. *	2,631,000
Commercial Services
140,250	Advisory Board Co. *	6,954,998
157,500	Costar Group, Inc. *	12,789,000
300,000	Innerworkings, Inc. *	4,059,000
125,000	Ritchie Bros. Auctioneers, Inc.	2,656,250
240,000	Rollins, Inc.	5,368,800
171,925	Tetra Tech, Inc. *	4,483,804
Commercial Services Total		36,311,852
Diversified Manufacturing Operations
145,500	Raven Industries, Inc.	10,125,345
Manufacturing & Production
84,975	Proto Labs, Inc. *	2,443,881
Scientific Instruments: Control & Filter
90,000	Faro Technologies, Inc. *	3,787,200
340,000	Sun Hydraulics Corp.	8,258,600
Scientific Instruments: Control & Filter Total		12,045,800

Producer Durables Sector Total		63,557,878	24.50%

Technology
Computer Services Software & Systems
438,575	NIC, Inc.	5,569,902
361,200	Pro Holdings, Inc. *	6,075,384
185,525	Tyler Technologies, Inc. *	7,485,933
Computer Services Software & Systems Total		19,131,219
Electronic Components
82,075	Hittite Microwave Corp. *	4,195,674
116,225	NVE Corp. *	6,247,093
Electronic Components Total		10,442,767
Electronics
140,050	Acacia Research Corp. *	5,215,462

Information Technology
180,000	ACI Worldwide *	7,957,800
190,000	Blackbaud, Inc.	4,877,300
340,000	Bottomline Technologies, Inc. *	6,137,000
157,725	Comscore, Inc. *	2,596,154
145,725	Sourcefire, Inc. *	7,490,265
Information Technology Total		29,058,519
Computer Technology
171,325	Stratasys, Inc. *	8,480,588

Technology Sector Total		72,328,555	27.88%

TOTAL COMMON STOCKS
	(Cost $196,025,265)	251,229,979	96.82%

SHORT-TERM INVESTMENTS
8,397,663	UMB Bank Money Market Fiduciary (Cost $8,397,663) 0.01% **	8,397,663	3.24%

TOTAL INVESTMENTS
	(Cost $204,422,928)	259,627,642	100.06%

	Liabilities in Excess of Other Assets	(156,228)	-0.06%

	TOTAL NET ASSETS	$259,471,414	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $204,422,928 amounted to $55,204,714 which consisted of aggregate gross unrealized appreciation of $64,482,093 and aggregate gross unrealized depreciation of $9,277,379.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$251,229,979	$0	$0	$251,229,979
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$8,397,663	$0	$0	$8,397,663
Total	$259,627,642	$0	$0	$259,627,642

CONESTOGA MID CAP FUND

	Schedule of Investments
	June 30, 2012 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
1,550	Gentex Corp.	32,348
Consumer Goods
650	The J.M. Smucker Co.	49,088
Leisure
700	Polaris Industries, Inc.	50,036
Retail
900	Tractor Supply Co.	74,754

Consumer Discretionary Sector Total		206,226	0.08%

Energy
Oil: Crude Producers
650	SM Energy Co.	31,921
Oil Well Equipment & Services
350	Carbo Ceramics, Inc.	26,855
600	Core Laboratories NV	69,540
Services Commercial Total		96,395

Energy Sector Total		128,316	0.05%

Financial Services
Financial Data & Systems
500	Factset Research Systems, Inc.	46,470
650	Morningstar, Inc.	37,596
Financial Information Services Total		84,066
Insurance
150	Markel Corp. *	66,255

Financial Services Sector Total		150,321	0.06%

Healthcare
Healthcare Services
1,350	Quality Systems, Inc.	37,138
Medical and Dental Instruments and Supplies
1,350	Align Technology, Inc. *	45,171
300	CR Bard, Inc.	32,232
500	Idexx Laboratories, Inc. *	48,065
850	Sirona Dental Systems, Inc. *	38,258
550	TECHNE Corp.	40,810
Medical and Dental Instruments and Supplies Total		204,536
Pharmaceuticals & Biotech
1,100	Forest Laboratories, Inc. *	38,489
1,500	Myriad Genetics, Inc. *	35,655
Pharmaceuticals & Biotech Total		74,144

Healthcare Sector Total		315,818	0.12%

Materials & Processing
Building Materials
800	Fastenal Co.	32,248
Chemicals & Synthetics
250	CF Industries Holdings, Inc.	48,435

Materials & Processing Sector Total		80,683	0.03%

Producer Durables
Commercial Services
550	Coinstar, Inc. *	37,763
2,100	Copart, Inc. *	49,749
550	IHS, Inc. *	59,252
1,500	Ritchie Bros Auctioneers, Inc.	31,875
1,750	Rollins, Inc.	39,147
450	Verisk Analytics, Inc. *	22,167
Commercial Services Total		239,953
Machinery
850	Graco, Inc.	39,168
Transportation & Freight
450	C.H. Robinson Worldwide, Inc.	26,339
850	Expeditors International of Washington, Inc.	32,938
Transportation & Freight Total		59,277
Scientific Instruments & Services
1,350	Donaldson Co., Inc.	45,050
1,400	Trimble Navigation Ltd. *	64,414
Scientific Instruments & Services Total		109,464

Producer Durables Sector Total		447,862	0.17%

Technology
Electronics
1,450	Acacia Research Corp. *	53,998

Information Technology
1,100	Ansys, Inc. *	69,421
1,050	Dolby Laboratories, Inc. *	43,365
150	Equinix, Inc. *	26,348
850	Intuit, Inc.	50,448
1,800	Rovi Corp. *	35,316
1,050	Nuance Communications, Inc. *	25,011
1,250	Micro Systems, Inc. *	64,000
Information Technology Total		313,909

Technology Sector Total		367,907	0.14%

TOTAL COMMON STOCKS
	(Cost $196,025,265)	1,697,133	0.65%

SHORT-TERM INVESTMENTS
108,596	UMB Bank Money Market Fiduciary (Cost $108,596) 0.01% **	108,596	0.04%

TOTAL INVESTMENTS
	(Cost $1,931,274)	1,805,729	0.70%

	Liabilities in Excess of Other Assets	(5,677)	0.00%

	TOTAL NET ASSETS	$1,800,052	0.69%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Conestoga Mid Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,931,274 amounted to $125,545 which consisted of aggregate gross unrealized appreciation of $38,256 and aggregate gross unrealized depreciation of $163,801.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,697,133	$0	$0	$1,697,133
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$108,596	$0	$0	$108,596
Total	$1,805,729	$0	$0	$1,805,729

INSTITUTIONAL ADVISORS LARGECAP FUND

	Schedule of Investments
	June 30, 2012 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Hotel Restaurants & Leisure
23,271	Darden Restaurants, Inc.	1,178,211
Media
45,538	McGraw-Hill Co., Inc.	2,049,210
Specialty Retail
53,362	The Tjx Co., Inc.	2,290,831
Textiles, Apparel & Luxury Goods
9,161	VF Corp.	1,222,535

	Consumer Discretionary Sector Total	6,740,787	11.60%

Consumer Staples
Beverages
27,483	Pepsico, Inc.	1,941,949
Food Products
29,021	General Mills, Inc.	1,118,469
46,742	McCormick & Co.	2,834,902
Food Products Total		3,953,371
Food & Staples Retailing
43,599	Walgreen Co.	1,289,658
Household Products
13,106	Colgate Palmolive Co.	1,364,335

	Consumer Staples Sector Total	8,549,313	14.72%

Energy
Energy Equipment & Services
11,635	Diamond Offshore Drilling, Inc.	687,978
Oil, Gas & Consumable Fuels
21,465	Chevron Corp.	2,264,558
22,803	Exxon Mobil Corp.	1,951,253
Oil, Gas & Consumable Fuels Total		4,215,811

	Energy Sector Total	4,903,789	8.44%

Financials
Capital Markets
53,362	Federated Investors, Inc.	1,165,960
Commercial Banks
40,857	US Bancorp.	1,313,961
Consumer Finance
51,089	Discover Financial Services	1,766,658
Consumer Finance Total
Insurance
45,405	Progressive Corp.	945,786

	Financials Sector Total	5,192,365	8.94%

Health Care
Biotechnology
31,563	Amgen, Inc.	2,301,258
Health Care Equipment & Supplies
19,597	Baxter International, Inc.	1,041,581
Health Care Providers & Services
10,565	Laboratory Corp of America Holdings *	978,425
17,854	McKesson Corp.	1,673,813
Health Care Providers & Services Total		2,652,238
Pharmaceuticals
33,167	Johnson & Johnson	2,240,763
67,472	Pfizer, Inc.	1,551,856
Pharmaceuticals Total		3,792,619

	Health Care Sector Total	9,787,696	16.85%

Industrials
Aerospace & Defense
24,742	United Technologies Corp.	1,868,763
Air Freight & Logistics
20,128	C.H. Robinson Worldwide, Inc.	1,178,092
Industrial Conglomerates
23,204	Danaher Corp.	1,208,464
Machinery
12,237	Parker-Hannifan Corp.	940,781

	Industrials Sector Total	5,196,100	8.95%

Information Technology
Communications Equipment
27,550	Qualcomm, Inc	1,533,984
Computers & Peripherals
4,547	Apple, Inc. *	2,655,448
IT Services
10,967	International Business Machines, Inc.	2,144,925
Semiconductors
55,903	Intel Corp.	1,489,815
Software
75,630	Microsoft Corp.	2,313,521
65,532	Oracle Corp.	1,946,300
Software Total		4,259,821

	Information Technology Sector Total	12,083,993	20.80%

Materials
Containers & Packaging
35,107	Ball Corp.	1,441,142

	Materials Sector Total	1,441,142	2.48%

Telecommunications
Diversified Telecommunication
50,821	AT&T, Inc.	1,812,276

	Telecommunications Sector Total	1,812,276	3.12%

Utilities
Multi-Utilities
39,788	Wisconsin Energy Corp.	1,574,411

	Utilities Sector Total	1,574,411	2.71%

TOTAL COMMON STOCKS
	(Cost $47,087,213)	57,281,872	98.61%

SHORT-TERM INVESTMENTS
854,070	UMB Bank Money Market Fiduciary 0.01% (Cost $854,070) **	854,070	1.47%

TOTAL INVESTMENTS
	(Cost $47,941,283)	58,135,942	100.08%

	Liabilities in Excess of Other Assets	(47,343)	-0.08%

	TOTAL NET ASSETS	58,088,599	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized appreciation on investments was $10,194,659, which consisted of aggregate gross unrealized appreciation of $11,467,843 and aggregate gross unrealized depreciation of $1,273,184.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$57,281,872	$0	$0	$57,281,872
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$854,070	$0	$0	$854,070
Total	$58,135,942	$0	$0	$58,135,942

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 20, 2012

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 20, 2012

* Print the name and title of each signing officer under his or her signature.